NON-PUBLIC

OFFICE OF THE SECRETARY RECEIVED APR 29 1998

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

13FCON P 8/20/04

FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: December 31, 1997
If amended report check here: [x]

SEC MAIL PROCESSING SECTION RECEIVED APR 29 1998 WASH D.C. 401

Name and Business Address of Institutional Investment Manager:

Intel Corporation
2200 Mission College Boulevard
Santa Clara, CA 95052-8119

CONFIDENTIAL TREATMENT DENIED

98 12 5296

13F File Number: 28-5160

Name, Phone No. and Title of Person Duly Authorized to Submit this Report:

Arvind Sodhani, (408) 765-1240, Vice President and Treasurer

ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete, it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Santa Clara and State of California on the 28th day of April, 1998.

Intel Corporation
(Name of Institutional Investment Manager)

(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

None

PROCESSED
NOV 01 2004
THOMSON FINANCIAL

CONFIDENTIAL TREATEMENT REQUESTED

FORM 13F
REPORTING MANAGER: INTEL CORPORATION

ITEM 1: NAME OF ISSUER	ITEM 2: TITLE OF CLASS	ITEM 3: CUSIP NUMBER	ITEM 4: FAIR MARKET VALUE (000)	ITEM 5: SHARES OR PRINCIPAL AMOUNT	SH/PRN	ITEM 6: INVESTMENT DISCRETION	ITEM 7: MANAGERS	ITEM 8: VOTING AUTHORITY (A) SOLE	(B) SHARED	(C) NONE
AAVID THERMAL TECHNOLOGIES, INC.	COM	002539104	7,174	297,872	SH	SOLE		297,872		
	FAIR MARKET VALUE	**TOTAL:**	7,174							